Transactions with Related Parties (Details Narrative)		3 Months Ended		4 Months Ended				5 Months Ended	6 Months Ended				7 Months Ended		8 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 05, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2017 USD ($)	May 01, 2022 USD ($)	Apr. 30, 2020 USD ($)	Apr. 21, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jul. 13, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jul. 10, 2020 USD ($) shares	Jun. 30, 2020	Jul. 31, 2021 USD ($)	Jul. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 02, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Apr. 04, 2022 shares	Mar. 31, 2022 USD ($)	Jan. 03, 2022 shares	Jan. 01, 2020 USD ($)	Dec. 31, 2016 USD ($)	Feb. 18, 2015 USD ($)	Feb. 04, 2015
Related Party Transaction [Line Items]
Proceeds from Divestiture of Businesses																				$ 0	$ 0	$ 3,000,000
General and Administrative Expense																				31,327,000	33,702,000	36,194,000
Due to Affiliate, Current																				21,028,000	27,114,000
Net liabilities included in sale price																				5,766,000	4,378,000	0
Proceeds from Related Party Debt																				115,000,000	50,000,000	0
Due from affiliate, current																				0	243,000
Equity Method Investment, Other than Temporary Impairment																				(0)	6,050,000	(0)
Long-term Debt, Current Maturities																				307,451,000	374,191,000
Notes Payable, Related Parties, Current																				877,000	26,595,000
Long-term Debt, Gross																				$ 1,405,814,000	$ 1,612,718,000
Common Stock, Shares, Outstanding | shares																				25,198,620	15,881,147
Convertible Debenture [Member]
Related Party Transaction [Line Items]
Number of trading days																				36
Convertible Debt																				$ 24,000,000
Common Stock, Shares, Outstanding | shares																							9,133,147
Senior Secured 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount																								$ 25,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding | shares																				25,198,620	15,881,147
Series I Preferred Stock [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares																									1,000
Grimaud Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 50,000,000
Line of Credit Facility, Increase (Decrease), Net																			$ 20,000,000
Repayments of Debt									$ 7,500,000
Line of credit facility initiation date																				April 25, 2019
Description of borrowings																				to be used for general corporate purposes, including the repurchase of 2022 Notes
Description of collateral																				This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds.
Line Credit Facility Arrangement Fees																				$ 500,000
Line of Credit Facility, Interest Rate at Period End																				10.00%
Maturity date																				December 2024
Grimaud Loan [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued | shares									9,301,542
Amended Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate at Period End																				13.00%
Supplemental Grimaud Loan [Member]
Related Party Transaction [Line Items]
Repayments of Debt																				$ 7,500,000
Line of credit facility initiation date																				June 30, 2021
Navios Europe I [Member]
Related Party Transaction [Line Items]
Due from Affiliates																				$ 0	$ 0
Proceeds from Related Party Debt																						$ 13,420,000
Navios Europe I [Member] | Navios Revolving Loans I [Member]
Related Party Transaction [Line Items]
Distribution percentage																						1270.00%
Navios Europe II [Member]
Related Party Transaction [Line Items]
Due from Affiliates							$ 20,712,000	$ 20,712,000													0	$ 20,712,000
Due from affiliate, current							13,154,000	13,154,000														13,154,000
Due from affiliate, non current							7,558,000	7,558,000														7,558,000
Navios Europe II [Member] | Navios Revolving Loans II [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																											$ 43,500,000
Distribution percentage												1.80%
Line of Credit Facility, Increase (Decrease), Net			$ 14,000,000
Loan receivable from affiliate companies							16,938,000	16,938,000														16,938,000						$ 14,000,000
Share Repurchase Program [Member]
Related Party Transaction [Line Items]
Units of Partnership Interest, Amount | shares																				1,754,981
Minimum [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Ratio																				5
Maximum [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Ratio																				10
Midstream General Partner Option Agreement [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description																				Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2021, Navios Holdings had not exercised any part of that option
Navios Partners Guarantee [Member]
Related Party Transaction [Line Items]
Repayment date																				April 2021
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid																				$ 5,000,000
Upon Sale Of Vessels To Navios Partners [Member]
Related Party Transaction [Line Items]
Deferred Gain							1,842,000	1,842,000												$ 0	0	1,842,000				$ 6,285,000
First Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period																				12.75%
Second Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period																				14.75%
NSM Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 141,795,000
Debt Instrument, Issuance Date																				Aug. 29, 2019
Long-term Debt, Current Maturities																					47,000,000
Repayment frequency																				quarterly
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																				5.00%
Interest rate for deferred principal amounts																				7.00%
Debt instrument, carrying amount before accrued interest																				$ 48,573,000	78,375,000
Debt Instrument, Increase, Accrued Interest																				306,000	526,000
Notes Payable, Related Parties, Current																				$ 306,000	10,328,000
NSM Loan [Member] | Tranche A and B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Frequency of Payments																				quarterly
Debt Instrument, Interest Rate, Stated Percentage																				10.50%
Junior Loan II [Member]
Related Party Transaction [Line Items]
Repayments of Debt						$ 5,000,000
Junior Loan II [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Repayments of Debt					$ 5,000,000	$ 5,000,000
$50.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 50,000,000
Line of credit facility initiation date																				June 2020
Description of borrowings																				to be used for general corporate purposes.
Repayment frequency																				quarterly
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																				5.00%
Interest rate for deferred principal amounts																				7.00%
Number of repayment installments																				18
Long-term Debt, Gross																				$ 39,735,000
$115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 115,000,000
Line of credit facility initiation date																				June 2021
Description of borrowings																				(i) to refinance the $50.0 million NSM Loan, (ii) to redeem certain 2022 Senior Secured Notes and (iii) to be used for general corporate purposes.
Proceeds from Lines of Credit																				$ 115,000,000
$115.0 million NSM Loan [Member] | Senior Secured 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount																				$ 70,000,000
$115.0 million NSM Loan [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Number of repayment installments																				14
Long-term Debt, Gross																				$ 39,736,000
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 2,838,000
Debt Instrument, Maturity Date																				Nov. 30, 2024
$115.0 million NSM Loan [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Number of repayment installments																				7
Line of Credit Facility, Frequency of Payments																				quarterly
Debt Instrument, Maturity Date																				Feb. 28, 2023
$115.0 million NSM Loan [Member] | First Two Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment																				$ 22,632,000
$115.0 million NSM Loan [Member] | Remaining Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment																				$ 6,000,000
$115.0 million NSM Loan [Member] | Payment Deferral [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				12.00%
Debt instrument, maximum deferred discount amortization period																				90 days
Amended NSM Loan I [Member]
Related Party Transaction [Line Items]
Debt instrument, carrying amount before accrued interest																				$ 64,059,000
Debt Instrument, Increase, Accrued Interest																				571,000
Debt Issuance Costs, Net																				875,000
NSM Loan I [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 127,632,000
Line of credit facility initiation date																				December 2021
Limited Partners' Capital Account, Units Outstanding | shares																				2,072,121
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 5,000,000
Number of loan tranches																				2
Proceeds from Lines of Credit	$ 79,059,000			$ 127,632,000
NSM Loan I [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 48,573,000
NSM Loan I [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 79,059,000
NSM Loan I [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Interest rate																				18%
NSM Loan I [Member] | After the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Interest rate																				16.5%
NSM Loan I [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Interest rate																				13.5%
NSM Loan II [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 135,000,000
Line of credit facility initiation date																				December 2021
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 5,000,000
Number of loan tranches																				2
Proceeds from Lines of Credit	$ 70,941,000
NSM Loan II [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																				$ 70,941,000
NSM Loan II [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Interest rate																				18%
NSM Loan II [Member] | After the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Interest rate																				16.5%
NSM Loan II [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Interest rate																				13.5%
Navios Centaurus [Member]
Related Party Transaction [Line Items]
Year built		2012
Vessel type		Panamax
Vessel Capacity		81,472
Navios Avior [Member]
Related Party Transaction [Line Items]
Year built		2012
Vessel type		Panamax
Vessel Capacity		81,355
Navios Centaurus and Navios Avior [Member]
Related Party Transaction [Line Items]
Sale price		$ 39,250,000
Navios Ray [Member]
Related Party Transaction [Line Items]
Year built										2012
Vessel type										Capesize
Vessel Capacity										179,515
Navios Bonavis [Member]
Related Party Transaction [Line Items]
Year built										2009
Vessel type										Capesize
Vessel Capacity										180,022
Navios Ray And Navios Bonavis [Member]
Related Party Transaction [Line Items]
Sale price										$ 58,000,000
Navios Koyo [Member]
Related Party Transaction [Line Items]
Year built										2011
Vessel type										Capesize
Sale price										$ 28,500,000
Navios Azimuth [Member]
Related Party Transaction [Line Items]
Year built													2011
Vessel type													Capesize
Vessel Capacity													179,169
Sale price													$ 30,000,000
Navios Gem [Member]
Related Party Transaction [Line Items]
Year built																		2014
Vessel type																		Capesize
Vessel Capacity																		181,336
Navios Victory [Member]
Related Party Transaction [Line Items]
Year built																		2014
Vessel type																		Panamax
Vessel Capacity																		77,095
Navios Gem and Navios Victory [Member]
Related Party Transaction [Line Items]
Sale price																		$ 51,000,000
Net liabilities included in sale price																		$ 4,378,000
Midstream General Partner Option Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Economic interests																													20.00%
NSM [Member] | Owned Vessels [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee															$ 3,700					$ 3,800
Rate of annual increase in management fees																				3.00%
Navios Logistics Agreement [Member]
Related Party Transaction [Line Items]
General and Administrative Expense							$ 381,000										$ 763,000			$ 1,144,000	1,144,000
Navios Logistics [Member] | Amended Grimaud Loan [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt											$ 2,308,000
Navios Logistics [Member] | Amended Grimaud Loan [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares											2,414,263
Navios Partners [Member] | $50.0 million NSM Loan [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares																				40,587
Navios Partners [Member] | NSM Loan I [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares																				40,587
Navios Partners [Member] | NSM Loan I [Member] | Second Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares																				1,070,491
Navios Partners [Member] | NSM Loan II [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares																				40,587
Navios Partners [Member] | NSM Loan II [Member] | Second Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares																				1,070,491
Grimaud [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Increase (Decrease), Net														$ 20,000,000
NSM [Member]
Related Party Transaction [Line Items]
Other income/ (expense), net																	15,750,000
Due to Affiliate, Current																				$ 21,028,000	22,114,000
NSM [Member] | The Transaction [Member]
Related Party Transaction [Line Items]
Proceeds from Divestiture of Businesses																$ 20,000,000
NSM [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Voyage expenses																	149,184,000
Termination date of agreement																				August 29, 2024
Management Fee Expense																				$ 37,813,000	45,487,000	14,372,000
NSM [Member] | Management Agreement [Member] | Chartered-in vessels [Member]
Related Party Transaction [Line Items]
Daily management fee																				30.00
NSM [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
General and Administrative Expense								$ 2,952,000									$ 16,991,000			$ 8,572,000	9,371,000
Administrative services agreement term in years																				5 years
NSM [Member] | Administrative Services Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Administrative services agreement term in years																				5 years
Acropolis [Member]
Related Party Transaction [Line Items]
Commissions paid																						$ 0
Trade accounts payable																				$ 76,000	76,000
Navios Partners [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current																				0	5,000,000
Navios Acquisition [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current																				$ 0	$ 243,000
Navios Logistics [Member] | Grimaud [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Number of repayment installments														4
Long-term Debt, Gross														$ 20,000,000
Line of Credit Facility, Frequency of Payments														semi-annual